ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

12.ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	30,377	16,397	2,362
Advance from customers	15,146	10,128	1,459
Other tax payables	(5,261)	(7,761)	(1,118)
Other accrued expenses	36,147	33,933	4,887

Total	76,409	52,697	7,590